Earnings per Share	12 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 8 — EARNINGS PER SHARE
Basic earnings per share is based on the average number of common shares outstanding during the period. Diluted earnings per share is based on the average number of shares used for the basic earnings per share calculation, adjusted for the dilutive effect of stock options, stock appreciation rights and restricted stock equivalents using the “treasury stock” method. The impact of potentially dilutive convertible preferred stock is calculated using the “if-converted” method. The Company’s tangible equity units (“TEUs”) (see Note 18) are assumed to be settled at the minimum settlement amount for weighted-average shares for basic earnings per share. For diluted earnings per share, the shares, to the extent dilutive, are assumed to be settled as described in Note 18.
In connection with the Spin-Off, Ralcorp stock settled stock appreciation right awards were converted to 0.3 million Post awards for certain employees and 0.1 million Post restricted shares were issued to holders of Ralcorp restricted shares. See Note 1 for further discussion of the Spin-Off.

	Year Ended September 30,
	2014	2013	2012
Net (loss) earnings	$(343.2)	$15.2	$49.9
Preferred stock dividends	(15.4)	(5.4)	—
Net (Loss) Earnings Available to Common Stockholders	$(358.6)	$9.8	$49.9

Weighted-average shares for basic earnings per share	39.7	32.7	34.3
Effect of dilutive securities:
Stock options	—	0.1	—
Stock appreciation rights	—	0.1	0.1
Restricted stock awards	—	0.1	0.1
Total dilutive securities	—	0.3	0.2
Weighted-average shares for diluted earnings per share	39.7	33.0	34.5

Basic (loss) earnings per share	$(9.03)	$0.30	$1.45
Diluted (loss) earnings per share	$(9.03)	$0.30	$1.45

For the years ended September 30, 2014, 2013 and 2012, weighted-average shares for diluted (loss) earnings per common share excludes 3.7 million, 0.3 million and 2.3 million equity awards, respectively, and for the years ended September 30, 2014 and 2013, excludes 11.0 million and 5.1 million shares, respectively related to the potential conversion of the Company’s convertible preferred stock (See Note 19) as they were anti-dilutive. For the year ended September 30, 2014 there were 1.1 million TEUs excluded from diluted earnings per share as they were anti-dilutive.